Note 6 - Indebtedness	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
7.     Debt issuance costs

The following table summarizes the deferred financing costs which are presented as a direct deduction from the carrying amount of their related debt liabilities (in thousands):

	June 30, 2016		December 31, 2015
	Convertible Notes Payable	Long-Term Debt	Convertible Notes Payable	Long-Term Debt
Loan principal amount	$2,775	$300	$2,775	$300
Deferred financing costs	105	37	105	37
Accumulated Amortization	(52)	(28)	(40)	(26)
Unamortized balance	53	9	65	11
Loan amount, net	$2,722	$291	$2,712	$287

We recorded amortization of debt issuance costs of $14,000 for both of the six month periods ended June 30, 2016 and 2015.

6.     Indebtedness

Long-term debt

On October 26, 2012, SBR entered into an unsecured loan agreement (the ”Agreement”) with the Institute for Commercialization of Public Research, Inc. (the "Institute"). Under the terms of the agreement, SBR borrowed $300,000 at a fixed interest rate of 4.125%. No principal or interest payments are due until the maturity date, October 26, 2017, unless a mandatory repayment event occurs. A mandatory repayment event includes, (i) a liquidity event defined as a sale of all or substantially all of the assets of SBR; a merger, consolidation, share exchange or similar transaction as a result of which the persons holding SBR equity constituting a majority of the outstanding equity by voting power or economic participation immediately prior to the transaction hold less than a majority of such voting power or economic participation immediately after such transaction; or a sale or transfer of outstanding equity of SBR in a transaction as a result of which the persons holding SBR equity constituting a majority of the outstanding equity by voting power or economic participation immediately prior to the transaction hold less than a majority of such voting power or economic participation immediately after such transaction, (ii) an event of default, (iii) a failure to maintain a Florida base of operations for more than 6 months, (iv) a sale or transfer of licensed technology, (v) any false representation to the Institute, (vi) a violation of law by SBR or one of its principal officers, or (vii) an achievement of aggregate revenues during any fiscal year of more than $4,000,000 from sales of products and/or services. The Long-term debt was assumed by Cimarron in connection with the Merger.

Demand notes payable

In conjunction with the Merger, and after giving effect to the disposition of the nominal business operations of Cimarron on September 28, 2015, we assumed $250,000 of unsecured demand notes that were previously issued by Cimarron. These demand notes have no stated interest rate or maturity date and accordingly are reported as current liabilities in our consolidated balance sheet. See Note 9 below for additional information regarding the Merger.

Convertible notes payable

In the fourth quarter of 2013, SBR initiated an offering of convertible promissory notes (the “Convertible Notes” or “New Notes”). In total, gross proceeds raised were $3.1 million of which $700,000 and $2.4 million were raised in December 2013 and January 2014, respectively. The Convertible Notes accrue interest at 5% per year, payable quarterly, are convertible into shares of common stock at $1.125 per share at the option of the holder and mature in December 2018.

Sale of the New Notes was contingent upon (i) the conversion of $2.3 million of then outstanding convertible notes (the “Old Notes”) into common stock at $0.25 per share, (ii) fixing the number of warrants issuable to the holders of the Old Notes at 50% of the then then outstanding convertible notes, with those warrants exercisable at $0.25 per share, (iii) the issuance of employment agreements to the four individuals leading the new financing round, providing compensation in the form of option grants, and (iv) raising a minimum of $3,000,000 from the sale of the New Notes. These conditions were satisfied in January 2014, however management, having received verbal commitments for $3.0 million of New Note subscriptions on December 27, 2013, concluded that the satisfaction of the conditions for the sale of the New Notes was probable of being achieved, recorded the conversion of the Old Notes, and accrued but unpaid interest, into common stock on that date, in accordance with accounting principles generally accepted in the United States of America. Conversion of the Old Notes and related accrued interest resulted in the issuance of 9,639,116 shares of SBR common stock, and warrants to purchase a total of 4,650,000 shares of SBR common stock at $0.25 per share. These stock purchase warrants expire on December 27, 2023.

In 2015 and 2014, holders of the Convertible Notes converted $225,000 and $100,000, respectively, plus accrued interest, into 200,776 and 90,020 shares, respectively, of SBR common stock. In addition, in 2015 and 2014, 2,000,000 and 100,000, respectively, warrants were exercised. See Note 8 for additional information.

The Convertible Notes were assumed by Cimarron in connection with the Merger. See Note 8 for more information regarding treatment of the Convertible Notes in the Merger